Employee Benefit Plan (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Profit Sharing and Retirement Savings Plan, plan expense		$ 77.7	$ 117.7	$ 22.1
Unfunded obligation	13.3	13.5	13.3
Expense associated with early retiree medical plan		1.9	3.5	2.7
Gain related to correction of error in the actuarial calculation	29.0
Reduction of other comprehensive income		$ 7.6
Discount rate used to calculate expenses		3.70%	4.50%	5.50%
Health care cost trend rate		6.60%	6.70%	6.80%
Year that trend rate is projected to reach ultimate rate		2027
December 31, 2027 [Member]
Employee Benefit Plans [Line Items]
Health care cost trend rate		4.50%